Guggenheim Variable Funds Trust
805 King Farm Blvd., Suite 600
Rockville, Maryland 20850
Supplement Dated February 3, 2017
to the currently effective Statutory Prospectus (the "Prospectus") and Statement of Additional Information (“SAI”), as each may be supplemented from time to time, for Series B (Large Cap Value Series), Series D (World Equity Income Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series) (the “Series”)
This supplement provides updated information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
David G. Toussaint is added as a portfolio manager of Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series). Jayson B. Flowers and Evan Einstein are each added as a portfolio manager of Series D (World Equity Income Series). Thomas J. Hauser and Richard de Wet are each added as a portfolio manager of Series P (High Yield Series).
Effective immediately, the sections of the Prospectus entitled "Management of the Series" as they related to the applicable Series are deleted in their entirety and replaced as follows:
Series B (Large Cap Value Series)
Security Investors, LLC, also known as Guggenheim Investments, serves as the investment manager of the Series. James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint each hold the title of Portfolio Manager with the Investment Manager. Messrs. Schier, Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015. Mr. Toussaint has co-managed the Series since January 2017.
Series D (World Equity Income Series)
Security Investors, LLC, also known as Guggenheim Investments, serves as the investment manager of the Series. Farhan Sharaff, Scott Hammond, Jayson B. Flowers and Evan Einstein are primarily responsible for the day-to-day management of the Series. Each holds the title of Portfolio Manager with the Investment Manager. Messrs. Sharaff and Hammond have co-managed the Series since August 2013. Messrs. Flowers and Einstein have co-managed the Series since January 2017.
Series O (All Cap Value Series)
Security Investors, LLC, also known as Guggenheim Investments, serves as the investment manager of the Series. James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint each hold the title of Portfolio Manager with the Investment Manager. Mr. Schier has managed the Series since 2008. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015. Mr. Toussaint has co-managed the Series since January 2017.
Series P (High Yield Series)
Security Investors, LLC, also known as Guggenheim Investments, serves as the investment manager of the Series. B. Scott Minerd, Jeffrey B. Abrams, Kevin H. Gundersen, Thomas J. Hauser and Richard de Wet are primarily responsible for the day-to-day management of the Series, and each holds the title of Portfolio

Manager with the Investment Manager. Messrs. Minerd, Abrams and Gundersen have co-managed the Series since 2012. Messrs. Hauser and de Wet have co-managed the Series since January 2017.
Series Q (Small Cap Value Series)
Security Investors, LLC, also known as Guggenheim Investments, serves as the investment manager of the Series. James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint each hold the title of Portfolio Manager with the Investment Manager. Mr. Schier has managed the Series since 2009. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015. Mr. Toussaint has co-managed the Series since January 2017.
Series V (Mid Cap Value Series)
Security Investors, LLC, also known as Guggenheim Investments, serves as the investment manager of the Series. James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series. James P. Schier holds the title of Senior Portfolio Manager and Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint each hold the title of Portfolio Manager with the Investment Manager. Mr. Schier has managed the Series since 1997. Messrs. Hammond, Sharaff, and Strohkorb have co-managed the Series since August 2015. Mr. Toussaint has co-managed the Series since January 2017.
Effective immediately, in the section of the Prospectus entitled “Portfolio Managers” the information regarding the Portfolio Managers of the Investment Manager who oversee the day-to-day operations of Series B (Large Cap Value Series), Series D (World Equity Income Series), Series O (All Cap Value Series), Series P (High Yield Series), Series Q (Small Cap Value Series) and Series V (Mid Cap Value Series) is revised as follows:

Series B (Large Cap Value Series)—James P. Schier, Scott Hammond, Farham Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series.

Series D (World Equity Income Series)—Farhan Sharaff, Scott Hammond, Jayson B. Flowers and Evan Einstein are primarily responsible for the day-to-day management of the Series.

Series O (All Cap Value Series)—James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series.

Series P (High Yield Series)—B. Scott Minerd, Jeffrey B. Abrams, Kevin H. Gundersen, Thomas J. Hauser and Richard de Wet are primarily responsible for the day-to-day management of the Series.

Series Q (Small Cap Value Series)—James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series.

Series V (Mid Cap Value Series)—James P. Schier, Scott Hammond, Farhan Sharaff, Gregg Strohkorb and David G. Toussaint are primarily responsible for the day-to-day management of the Series.

Effective immediately, the biographies of Evan Einstein, Jayson B. Flowers, Thomas J. Hauser, David G. Toussaint and Richard de Wet are revised or added, as applicable, in the section of the Prospectus entitled "Portfolio Managers" as follows:

Evan Einstein, Vice President and Portfolio Manager of Security Investors, has co-managed Series D since January 2017. Mr. Einstein joined Guggenheim in 2010 as a valued member of the Global Alpha Equity team. He is responsible for portfolio optimization and development as well as maintaining the systems. He has previously worked for Oppenheimer Institutional’s small-cap value portfolio management desk as well as for State Street Global Advisors global equity trading analytics. Prior to this, Mr. Einstein was CTO and founding partner at Elkweb Information Systems, an internet technology and information firm. He has received his B.S. degree in Electrical Engineering from Syracuse University and an MBA from Babson College.
Jayson B. Flowers, Senior Managing Director and Portfolio Manager of Guggenheim Partners and Portfolio Manager of Security Investors, has co-managed Series Z since January 2015, Series A, Series J, Series X and Series Y since April 2013, and Series D since January 2017. Mr. Flowers joined Guggenheim Partners in 1998 and serves as the Head of Guggenheim’s Equity and Derivative Strategies where he manages the portfolios, risk, and trading across the Equity, Derivatives, Managed Futures, and Commodity Strategies. Mr. Flowers has close to 20 years’ experience in the financial markets with a focused concentration in portfolio management, risk management and trade execution across various sectors of the capital structure. His investment experience ranges in expertise from Managing Portfolios and Risk on Structured Product Investments, Global Equity Arbitrage, Alternatives, and Asset Backed Strategies, to Trading U.S. Government Agencies, Foreign Sovereign Debt, Commodities, Managed Futures, Currencies, and Derivatives. Prior to Guggenheim, Mr. Flowers was a founding partner of Adventure Capital, a Venture Capital and Merchant Banking company. Previously Mr. Flowers was at Credit Suisse First Boston, Dominick & Dominick Inc., and Coopers & Lybrand. Mr. Flowers holds a B.A. in Economics from Union College.

Thomas J. Hauser, Managing Director & Portfolio Manager of Guggenheim Partners. He has co-managed Series F since November 2014 and Series P since January 2017. Mr. Hauser joined Guggenheim Partners (or its affiliate or predecessor) in 2002 and is a member of Guggenheim’s Corporate Credit Group. He is also a member of the Investment Committee overseeing Guggenheim’s corporate credit investing activities. Prior to his role as a portfolio manager, Mr. Hauser ran a team with Joseph McCurdy covering a variety of sectors including Technology, Media and Telecom, Education, Metals and Mining, Homebuilding, Healthcare, and Energy and Power. He has over 10 years experience in the high yield and leverage loan class. During his career at the firm, Mr. Hauser has been an analyst covering a variety of sectors, including the Energy, Power, Transportation and Chemical sectors. Mr. Hauser received his B.S. in Finance from St. Johns University.

David G. Toussaint, Director and Portfolio Manager of Security Investors, has co-managed Series B, Series O, Series Q and Series V since January 2017. Mr. Toussaint has more than 25 years of investment industry experience.  From 2012 to 2016, Mr. Toussaint was a Senior Equity Research Analyst covering the energy, utilities, and healthcare sectors for the value equity funds.  From 2000 to 2012, he served as the portfolio manager for the firm’s high yield mutual fund strategy.  Prior to joining the Investment Manager in 2000, Mr. Toussaint was a fixed-income credit research analyst and an investment accounting manager for Allstate Insurance. Mr. Toussaint earned a B.A. in Economics from the University of Illinois, a M.S. in Accounting from DePaul University and an MBA in Finance from the University of Chicago. He is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst® designation.

Richard de Wet, Vice President and Portfolio Manager of Security Investors, has co-managed Series P since January 2017. Mr. de Wet joined Guggenheim Partners in March 2013 as part of the Portfolio Management team in the Corporate Credit Group. Mr. de Wet is responsible for the management of High Yield portfolios including the implementation of Investment Committee and firm Macroeconomic views. Prior to Guggenheim, he was with PIMCO where he spent 6 years and was part of the team sent from California to establish PIMCO’s New York Portfolio Management presence. He has more than 10 years of Investment Management experience across Multi-Sector Credit, Emerging Markets and Equities. Previously Mr. de Wet worked in Investment Banking at Lehman Brothers and Barclays Capital in Mergers and Acquisitions and Restructuring Advisory, and as an Assistant Vice President at the TCW Group. Mr. de Wet received a BBA in Finance and International Business from George Washington University and an MBA from Columbia Business School.

Effective immediately, the following information is added to the tables in the section entitled "Portfolio Managers – Other Accounts Managed by Portfolio Managers" on page 63 of the SAI:

The Portfolio Managers are responsible for the day-to-day management of certain other accounts as follows:

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Evan Einstein[3]	0	$0	0	$0	1	$3.4
David G. Toussaint[3]	0	$0	0	$0	0	$0
Richard de Wet[3]	1	$120.4	7	$1,572.3	25	$5,825.8

3The information presented for Evan Einstein, David G. Toussaint and Richard de Wet is as of December 31, 2016.

As of December 31, 2016, David G. Toussaint did not own any shares of Series B (Large Cap Value Series), Series O (All Cap Value Series), Series Q (Small Cap Value Series) or Series V (Mid Cap Value Series), Jayson B. Flowers and Evan Einstein did not own any shares of Series D (World Equity Income Series), and Thomas J. Hauser and Richard de Wet did not own any shares of Series P (High Yield Series).

The following table identifies the number of, and total assets of the registered investment companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Portfolio Manager	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Evan Einstein[3]	0	$0	0	$0	0	$0
David G. Toussaint[3]	0	$0	0	$0	0	$0
Richard de Wet[3]	0	$0	0	$0	1	$272.1

3The information presented for Evan Einstein, David G. Toussaint and Richard de Wet is as of December 31, 2016.

Please Retain This Supplement for Future Reference

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